Withholding Tax Receivables, Net (Details) - Schedule of current and non current portion of tax receivables - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Schedule of current and non current portion of tax receivables [Abstract]
Current portion		$ 690,487
Non-current portion	3,359,752	3,534,552
Withholding tax receivables, net	$ 3,359,752	$ 4,225,039